UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—3.93%
Federal Home Loan Bank
0.140%, due 06/07/13[1]	100,000	99,998
Federal National Mortgage Association *
0.140%, due 06/19/13[1]	250,000	249,985
Total US government and agency obligations (cost—$349,983)		349,983
Commercial paper[1]—28.62%
Asset backed-miscellaneous — 15.15%
Atlantic Asset Securitization LLC
0.150%, due 06/19/13	100,000	99,994
Cancara Asset Securitisation LLC
0.160%, due 06/12/13	250,000	249,990
Gotham Funding Corp.
0.180%, due 06/18/13	250,000	249,981
Liberty Street Funding LLC
0.180%, due 06/10/13	250,000	249,991
Regency Markets No. 1 LLC
0.170%, due 06/14/13	250,000	249,987
Victory Receivables Corp.
0.180%, due 06/12/13	250,000	249,989
		1,349,932
Banking-non-US — 8.98%
Credit Agricole N.A., Inc.
0.200%, due 06/05/13	150,000	149,998
Oversea-Chinese Banking Corp. Ltd.
0.150%, due 06/10/13	150,000	149,996
Skandinaviska Enskilda Banken AB
0.200%, due 06/04/13	250,000	249,998
Sumitomo Mitsui Banking Corp.
0.150%, due 06/10/13	250,000	249,993
		799,985
Banking-US — 2.25%
Natixis US Finance Co. LLC
0.160%, due 06/05/13	100,000	99,999
Societe Generale N.A., Inc.
0.190%, due 06/03/13	100,000	100,000
		199,999
Finance-non-captive diversified—1.12%
General Electric Capital Corp.
0.220%, due 06/07/13	100,000	99,998
Insurance-life—1.12%
Prudential Funding LLC
0.180%, due 06/14/13	100,000	99,994
Total commercial paper (cost—$2,549,908)		2,549,908

UBS Money Market Fund
Schedule of investments – May 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—67.85%
Repurchase agreement dated 05/31/13 with Bank of
America Securities, 0.050% due 06/03/13,
collateralized by $1,983,800 US Treasury Inflation
Index Notes, 0.125% due 01/15/23; (value—
$2,040,070); proceeds: $2,000,008	2,000,000	2,000,000
Repurchase agreement dated 05/31/13 with Barclays
Capital, Inc., 0.060% due 06/03/13, collateralized
by $2,052,200 US Treasury Notes, 0.625% due
05/31/17; (value—$2,040,010); proceeds:
$2,000,010	2,000,000	2,000,000
Repurchase agreement dated 05/31/13 with Deutsche
Bank Securities, Inc., 0.070% due 06/03/13,
collateralized by $2,041,300 US Treasury Notes,
0.375% due 02/15/16; (value—$2,040,011);
proceeds: $2,000,012	2,000,000	2,000,000
Repurchase agreement dated 05/31/13 with State
Street Bank and Trust Co., 0.010% due 06/03/13,
collateralized by $46,947 US Treasury Notes,
0.250% due 08/15/15; (value—$46,947);
proceeds: $46,000	46,000	46,000
Total repurchase agreements (cost—$6,046,000)		6,046,000
Total investments
(cost — $8,945,891 which approximates cost for federal income tax purposes) — 100.40%		8,945,891
Liabilities in excess of other assets — (0.40)%		(35,307)
Net assets (applicable to 7,557,225 and 1,353,359 shares of common stock outstanding of Class A and
Class C, respectively, each equivalent to $1.00 per share) — 100.00%		8,910,584

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	349,983	—	349,983
Commercial paper	—	2,549,908	—	2,549,908
Repurchase agreements	—	6,046,000	—	6,046,000
Total	—	8,945,891	—	8,945,891

At May 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	91.0
Sweden	2.8
Japan	2.8
France	1.7
Singapore	1.7
Total	100.0

Weighted average maturity — 6 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles ("US GAAP") requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2013.

After the close of the period for which this report is filed, UBS Master Series, Inc. - UBS Money Market Fund ceased operations on June 20, 2013, and made a liquidating distribution to its shareholders.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2013